RECEIVABLES FROM CUSTOMERS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Billed supply	R$ 3,240	R$ 3,410
Unbilled supply	1,244	930
Other concession holders - wholesale supply	67	52
Other concession holders - wholesale supply, unbilled	369	265
CCEE (Power Trading Chamber)	162	169
Concession Holders - power transport	180	170
Concession Holders - power transport, unbilled	370	319
Provision for doubtful receivables	(820)	(833)
Trade and other receivables	4,812	4,482
Current assets	4,769	4,430
Non-current assets	43	R$ 52
Balances Not Yet Due [member]
IfrsStatementLineItems [Line Items]
Billed supply	1,415
Unbilled supply	1,244
Other concession holders - wholesale supply	22
Other concession holders - wholesale supply, unbilled	369
CCEE (Power Trading Chamber)	33
Concession Holders - power transport	53
Concession Holders - power transport, unbilled	370
Provision for doubtful receivables	(146)
Trade and other receivables	3,360
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Billed supply	568
Unbilled supply
Other concession holders - wholesale supply	45
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)	121
Concession Holders - power transport	18
Concession Holders - power transport, unbilled
Provision for doubtful receivables	(87)
Trade and other receivables	665
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Billed supply	642
Unbilled supply
Other concession holders - wholesale supply
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)	7
Concession Holders - power transport	22
Concession Holders - power transport, unbilled
Provision for doubtful receivables	(112)
Trade and other receivables	559
More Than One Year [member]
IfrsStatementLineItems [Line Items]
Billed supply	615
Unbilled supply
Other concession holders - wholesale supply
Other concession holders - wholesale supply, unbilled
CCEE (Power Trading Chamber)	1
Concession Holders - power transport	87
Concession Holders - power transport, unbilled
Provision for doubtful receivables	(475)
Trade and other receivables	R$ 228